Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Summary of Changes in CECL Allowance for Reinsurance Recoverables
The following table presents the changes in the allowance for credit losses for reinsurance recoverables for the periods indicated:

Total
Balance, December 31, 2019	$—
Cumulative effect of adoption	0.3
Current period change for credit losses	0.1
Balance, December 31, 2020	0.4
Current period change for credit losses	$(0.1)
Balance, December 31, 2021	$0.3